Investment Strategy	Jun. 29, 2026
North Square Convertible Bonds ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of convertible bonds. For the purposes of the Fund’s investment policy, “convertible bonds” include, among others, convertible bonds, exchangeable bonds and mandatory convertible bonds.

The Fund follows an active, fundamentally driven investment philosophy focused on capturing equity upside while preserving downside protection through the asymmetric characteristics of convertible bonds. The strategy seeks to deliver regular income and capital growth over the medium- to long- term by investing globally in a diversified portfolio of convertible bonds, issued by companies of any market capitalization across sectors and geographies. The Adviser seeks to construct the Fund’s portfolio to benefit from participation in equity market appreciation, while the embedded bond component provides a defensive buffer in periods of market volatility, with the goal of achieving a balanced risk-return profile across market cycles. The Adviser utilizes a combined top-down and bottom-up investment approach. On a top-down basis, the investment team screens the investment universe by assessing key macroeconomic and market trends affecting both credit and equity markets, including monetary policy, interest-rate dynamics and market volatility. Next, a bottom-up company analysis is applied, drawing on fundamental research from both equity and fixed income perspectives. The analysis incorporates market dynamics specific to convertible bonds, including primary market flows and hedge fund activity in the secondary market. Securities are also evaluated through detailed Greeks’ analysis, i.e., a set of risk metrics that measure how different factors such as underlying price, time, and volatility affect an option’s price, with particular focus on the delta of the embedded option, while considering the outlook for the underlying equity and the issuer’s evolution from a credit point of view.

The Fund may invest in convertible bonds with a broad range of maturities and with fixed or variable principal payments.

The Fund may invest globally (including in emerging market countries) and there are no geographic limits on the Fund’s holdings except that the Fund may invest up to 25% of its net assets in companies which have their head office and/or do the majority of their business in an emerging market country. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. The currency exposure of the Fund’s portfolio is generally unhedged to the U.S. dollar. The Fund may invest a significant portion (more than 20%) of its total assets in companies located outside of the U.S.

The Fund may invest in convertible bonds issued by companies with any market capitalization, but expects to be invested in corporate bonds issued primarily by large- and mid-cap companies. The Fund may invest in convertible bonds of any credit quality, including securities that are rated below investment grade or unrated. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest, without limit, in securities that have not been registered under the Securities Act of 1933 and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements.

The Fund’s investment management team uses fixed income derivatives to seek to generate returns, facilitate portfolio management and mitigate risks arising in connection with its investments in convertible securities, mainly related to foreign currency, credit, equity and interest rate exposures. The Fund may invest in derivative instruments with underlying: (i) foreign currency: non-deliverable forwards - normally to hedge foreign currency risk, (ii) credit spreads: credit default swaps, directly or via options (i.e., buying Payer Options – option to buy credit default swap protection), to reduce impact of volatility originating from credit spreads, (iii) equity: futures on equity indices, or options on equity indices, to eventually adjust the overall “delta” of the portfolio (sensitivity of the convertibles basket to movements on underlying equities), and (iv) interest rates: despite being less relevant on convertibles compared to plain vanilla bonds, duration is still an area that might require flexibility, achievable via interest rate futures, based on the relevant government bond curves.

Subject to the Fund’s 80% policy, the Fund may also invest:

●	up to 20% of its net assets in non-convertible bonds issued by companies that have their head office and/or do the majority of their business anywhere in the world (subject to the Fund’s aggregate 25% emerging market country limit set forth above), with no restriction in terms of rating;

●	up to 15% of its net assets in contingent convertible bonds (“CoCo bonds”), which are debt instruments that convert to equity or whose nominal value is written down if the issuing financial institution encounters financial difficulty such as not having enough regulatory capital;

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds;

●	up to 10% of its net assets in global equity securities (including equity and equity-related securities issued in connection with the conversion of convertible bonds) and equity-related securities, including preferred shares, and mandatory convertible preferred shares;

●	up to 20% of its net assets in money market instruments.

The Fund may retain up to 20% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

North Square Global Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (including rights or warrants to purchase common stock and securities convertible into common stock) issued by infrastructure companies. For the purposes of the Fund’s investment policy, “infrastructure companies” are companies that derive at least 50% of their revenues or profits from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development, renovation, enhancement, storage, servicing or financing of utilities (water, electricity, gas, waste collection), crude oil, refined petroleum products, coal or other energy sources (including nuclear and renewables), liquids transportation and storage, toll roads, airports, telecommunications, ports, rail networks and other socio-economic infrastructure.

In selecting Fund investments, the Adviser’s investment team utilizes a bottom-up security analysis with top-down considerations, such as thematic, regulatory, and geographic outlooks, and assesses business fundamentals alongside valuation metrics, informing investment decisions that account for absolute exposure and concentration risk, with the aim of avoiding excessive single-risk exposures, for example regulatory risk with respect to a particular country. Once a security is deemed attractive, it is introduced into the portfolio with a weight reflecting these combined assessments, without predefined limits. Position sizes may subsequently be adjusted in response to company- or theme-specific developments, as well as market and macroeconomic conditions. Positions are typically liquidated when one of the following occurs: (i) the market price converges with the assessed intrinsic value; (ii) a deterioration in fundamentals prompts a reassessment of the risk-return profile, such as adverse strategic or regulatory developments; or (iii) changes in thematic or macroeconomic conditions lead to a reallocation of portfolio exposure, reducing the desired allocation to a given theme.

The Fund invests in securities of companies located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by the Adviser (and in all cases, at least 30% of its net assets), in foreign companies. The Fund considers a foreign company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. In determining the amount of business a company has in a particular country, the Fund looks to revenues or profits from goods produced or sold, investments made, or services performed in such country. The Fund will allocate its assets among at least three different countries (one of which may be the United States). In addition, the Fund may invest up to 40% of its net assets in stocks of companies located in emerging market countries. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. Certain of the Fund’s investments may be denominated in foreign currencies. The currency exposure of the Fund’s portfolio is generally unhedged to the U.S. dollar. The Fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region.

The Fund may invest in securities of companies with any market capitalization.

The Fund’s investments may be concentrated in sectors that include infrastructure companies, such as the communication services, energy, industrials and utilities sectors.

The Fund may utilize derivative instruments (including equity derivatives such as future contracts, options, swaps) to seek to generate returns, facilitate portfolio management and mitigate risks. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments.

The Fund may engage in securities lending.

Subject to the Fund’s 80% policy, the Fund may also invest:

●	up to 20% of its net assets in debt securities and money market instruments issued by governments, supranational institutions or governmental authorities of developed countries and/or companies headquartered in a developed country;

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds.

The Fund may retain up to 10% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

North Square Global Macro Bonds ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed and/or variable-income debt securities issued by companies, governments, supranational institutions or governmental authorities worldwide, including emerging countries.

The Fund uses a top-down investment approach that focuses on macro trends in rates, spreads and liquidity of the various segments of the credit market, and combines long and/or short strategic and tactical positions, while seeking to maximize returns. In selecting Fund investments, the Adviser’s investment team combines top-down decision making, including sector allocation, duration management and credit quality, with bottom-up security selection, seeking to identify investment opportunities while attempting to minimize the risk of credit deterioration and limiting exposure to defaults. At bottom-up level, the investment team performs a valuation analysis, screening the securities within the investable universe to identify issues that screen as attractive vis-a-vis their credit rating and their fundamentals, both according to quantitative (e.g., financial ratios) and qualitative (e.g., systemic importance) criteria.

The Fund invests in securities of companies, governments, supranational institutions and governmental authorities located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by the Adviser (and in all cases, at least 30% of its net assets), in debt securities issued by foreign issuers. The Fund considers a foreign issuer to be a non-U.S. government, supranational institution, or governmental authority or a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. In determining the amount of business a company has in a particular country, the Fund looks to revenues or profits from goods produced or sold, investments made, or services performed in such country. The Fund will allocate its assets among at least three different countries (one of which may be the United States). In addition, the Fund invests between 50% and 100% of its net assets in debt securities issued by governments, supranational institutions or governmental authorities of Organization for Economic Cooperation and Development (OECD) member countries and/or companies with their head office in an OECD member country, and up to 50% of its net assets in debt securities issued by governments, supranational institutions or governmental bodies of OECD non-member countries and/or companies headquartered in OECD non-member countries, including emerging countries. Certain of the Fund’s investments may be denominated in foreign currencies. The currency exposure of the Fund’s portfolio is generally hedged to the U.S. dollar. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies located in a particular country or region.

The Fund may invest in securities with a broad range of maturities and with fixed or variable principal payments. With respect to its duration profile, the Fund is not expected to target a specific value; as such, depending on market conditions, the Fund may from time to time be substantially invested in shorter duration (i.e., less than 12 months to maturity) or longer duration instruments. Duration is a measure of a debt instrument’s sensitivity to interest rate changes. For example, if a loan has a duration of 5 years, the price of the loan will increase (decrease) by approximately 5% for every 1% decrease (increase) in interest rates. The Fund may invest in securities of any credit quality, including securities that are rated below investment grade or unrated. Below investment-grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest, without limit, in securities that have not been registered under the Securities Act of 1933 and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements.

The Fund’s investment management team uses fixed income derivatives, including interest rate, credit, and currency derivatives to actively calibrate the risk profile of the Fund and implement its macro strategies. The Fund uses a vast array of derivatives in credit (e.g., credit default swaps and swaptions, mainly on credit indices), currencies (e.g., forwards and non-deliverable forwards, vanilla options (financial derivatives that give the holder the right, but not the obligation, to exchange one currency for another at a predetermined exchange rate (the “strike”) on or before a specific date), exotic options (which differ from vanilla options in payoff structures, expiration or exercise rules) and non-deliverable options) and rates (e.g., interest rate futures and options, interest rate swaps, swaptions). The broad use of derivatives aims to add uncorrelated returns to the Fund’s performance, calibrate and manage the fund’s duration profile and hedge the Fund’s underlying credit exposure.

The Fund may engage in securities lending.

The Fund’s effective duration is expected to be between -5 and +10 years. The duration of the Fund may vary, within its allowed range, in response to shifts in the macroeconomic backdrop, including expectations for changes in central banks’ policy, inflation and growth dynamics. Duration may be extended to benefit from declining interest rates and/or in anticipation of a compression in credit spreads. Duration may be shortened or made negative (via derivatives) in anticipation of rising interest rates or credit spreads widening. This flexibility allows adjustments based on the prevailing/expected market conditions and is a distinctive feature of the Fund.

The Fund may invest up to 75% of its net assets in debt securities rated sub-investment grade at the time of their acquisition. Investments in convertible, hybrid and subordinated bonds shall not exceed 60% of the Fund’s net assets, including up to 20% of its net assets in contingent convertible bonds (CoCo bonds) including, among others, “additional tier 1”, “restricted Tier 1” and “Tier 2” type CoCo bonds. The Fund’s investments in asset-backed securities (ABS) and mortgage-backed securities (MBS) will not exceed 15% of its net assets, and the Fund’s investments in securities that are in default or in difficulty at the time of purchase will not exceed 10% of its net assets.

Subject to the Fund’s 80% policy, the Fund may also invest:

●	up to 10% of its net assets in units of UCITS (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and/or other UCIs (pooled investment vehicles regulated under national laws), including money market funds;

●	up to 20% of its net assets in money market instruments.

The Fund may retain up to 20% of its net assets in cash (including bank term deposits) for cash management purposes or ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

North Square Disciplined Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal circumstances, will invest at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of equity and equity-related securities of companies that exhibit value characteristics. For purposes of the Fund’s 80% investment policy, the Fund considers a company to exhibit value characteristics if its stock trades below average on measures of statistic/cheapness, such as price/earnings and price/book, and above average on dividend yield, although no individual holding needs to meet all criteria. The Fund will invest in stocks of large capitalization companies that at the time of purchase have market capitalizations above $3 billion.

In seeking to achieve the Fund’s investment objective, North Square Investments, LLC (the “Adviser”) has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), a wholly owned subsidiary of the Adviser, to serve as the Fund’s sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

In choosing investments for the Fund, the Sub-Adviser will utilize a fundamental investment approach. The Sub-Adviser’s stock screening process begins with identifying U.S. companies with market capitalizations above $3 billion and adequate liquidity, leaving an investable universe of approximately 500-600 large-capitalization stocks. The Sub-Adviser’s bottom-up stock selection process follows along the lines of the three philosophical tenets. First, statistically cheap stocks are identified using metrics including price/earnings, price/book, price/cashflow, and dividend yield. Next, using valuation exercises fueled by fundamental analysis, Sub-Adviser distinguishes the truly undervalued stocks from those that are merely cheap. Finally, timeliness tools are employed to gauge investor sentiment to attempt to minimize the likelihood of stepping into a value trap (i.e., a cheap stock that becomes cheaper over time as fundamentals deteriorate).

The Fund expects to hold between 40 and 60 positions, although this range may vary depending on market conditions and the total assets under management of the Fund.

The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) that are traded on U.S. markets. Large capitalization companies in which the Fund may invest include closed-end funds that invest primarily in large capitalization companies. In addition to investing primarily in large capitalization companies, other factors considered by the Sub-Adviser in selecting closed-end funds for investment include, but are not limited to, the size and liquidity of the closed-end fund (prioritizing closed-end funds with higher average daily trading volumes) and the premium or discount of the closed-end fund. When the Fund invests in a closed-end fund, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the closed-end fund, which could adversely affect the Fund’s performance. The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Fund intends to remain substantially invested in equity securities. However, the Fund may invest up to 20% of its net assets in investment-grade fixed income securities of any maturity issued by large capitalization companies if the Sub-Adviser believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

North Square Growth Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal circumstances, will invest at least 80% of its net assets (including borrowings for investment purposes) in equity and equity-related securities of U.S. companies with growth characteristics. For purposes of the Fund’s 80% investment policy, the Fund considers a company to have growth characteristics if, in the Sub-Adviser’s (as defined below) judgment, the company is expected to achieve above-average earnings, revenue, or cash flow growth relative to the broader market or its sector peers over the medium to long term. This assessment is based primarily on the Sub-Adviser’s forward-looking analysis, which may consider factors such as the company’s addressable market opportunity, competitive positioning, pricing power, management quality, capital allocation discipline, and the expected trajectory of return on invested capital (“ROIC”) toward or above the company’s cost of capital. Historical financial metrics may be considered but are not determinative.

The Fund targets exposure primarily to large-capitalization growth companies, consistent with the market capitalization characteristics of the Russell 1000® Growth Index (the “Index”). As of the most recent reconstitution, the Index is composed primarily of large-capitalization companies, with a median market capitalization of approximately $20–30 billion and a weighted average market capitalization exceeding $500 billion, reflecting significant exposure to mega-capitalization issuers. The Fund may also invest in mid-capitalization growth companies.

In seeking to achieve the Fund’s investment objective, North Square Investments, LLC (the “Adviser”) has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), a wholly owned subsidiary of the Adviser, to serve as the Fund’s sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund aims to achieve its investment objective by actively managing a portfolio of U.S.-listed equity and equity-related securities, using a bottom-up selection procedure focused on companies with higher-than-average potential growth rates. The Sub-Adviser utilizes a fundamental analysis to identify high-quality U.S. companies with sustainable growth characteristics, competitive advantages, and strong management execution.

Portfolio investments are sized based on conviction level, risk contribution, liquidity, and correlation with existing holdings. The portfolio is constructed to maintain diversification across sectors and growth drivers, while allowing higher weights in the most compelling ideas. The Fund is actively managed and is not required to mirror the holdings or weightings of any index, though broad market and style benchmarks are used for risk and performance monitoring. After inclusion in the portfolio, each holding is subject to continuous monitoring. The investment team regularly reviews company fundamentals, earnings results, valuation changes, and relevant macro or industry developments. Position sizes may be adjusted as conviction changes, valuation targets are approached, or portfolio risk dynamics evolve.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Fund may invest up to 20% of its net assets in foreign securities, including, but not limited to, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) that are traded on U.S. markets as well as foreign securities not listed in any U.S. markets. Large capitalization companies in which the Fund may invest include closed-end funds that invest primarily in large capitalization companies. In addition to investing primarily in large capitalization companies, other factors considered by the Sub-

Adviser in selecting closed-end funds for investment include, but are not limited to, the size and liquidity of the closed-end fund (prioritizing closed-end funds with higher average daily trading volumes) and the premium or discount of the closed-end fund. When the Fund invests in a closed-end fund, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the closed-end fund, which could adversely affect the Fund’s performance. The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Fund intends to remain substantially invested in equity securities. However, the Fund may invest up to 20% of its net assets in investment-grade fixed income securities of any maturity, if the Sub-Adviser believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities, as well as up to 20% of its net assets in cash for ancillary liquidity purposes when market conditions do not allow sufficient investments with an attractive return potential and risk profile to be identified.

The Fund may, but is not required to, use derivative instruments to seek to generate returns, facilitate portfolio management and mitigate risks.